UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS (Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202 (Address of principal executive offices) (Zip code)

Capitol Services, Inc. 1675 S. State Street, Suite B, Dover, Delaware 19901 (Name and address of agent for service)

with a copy to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A Member Firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.43%
	Business Services - 17.68%
1,643,397	ACI Worldwide, Inc.(a)	$91,750,855
1,347,747	ANSYS, Inc.(a)	102,186,177
823,068	Concur Technologies, Inc.(a)	76,825,167
181,200	EnerNOC, Inc.(a)	3,433,740
2,352,986	MedAssets, Inc.(a)	53,742,200
4,606,571	NIC, Inc.(b)	73,014,150
1,553,241	Nuance Communications, Inc.(a)	29,154,334
2,101,504	PROS Holdings, Inc.(a)(b)	55,563,766

		485,670,389

	Consumer Related - 1.96%
819,237	Dolby Laboratories, Inc. - Class A(a)	35,391,039
734,768	DTS, Inc.(a)	13,527,079
210,521	Rovi Corp.(a)	5,044,083

		53,962,201

	Industrial Products & Systems - 32.87%
1,606,959	Balchem Corp.(b)	86,068,724
669,715	CARBO Ceramics, Inc.	103,216,476
2,761,979	Cognex Corp.(a)	106,059,994
2,645,595	Diodes, Inc.(a)(b)	76,616,431
966,278	Dynamic Materials Corp.(b)	21,383,732
1,161,902	FEI Co.	105,419,369
787,376	FLIR Systems, Inc.	27,345,568
999,964	Geospace Technologies Corp.(a)(b)	55,078,017
1,583,705	Hittite Microwave Corp.(b)	123,449,805
1,100,177	Measurement Specialties, Inc.(a)(b)	94,692,234
132,895	Proto Labs, Inc.(a)	10,886,758
2,292,696	Sun Hydraulics Corp.(b)	93,083,458

		903,300,566

	Information/Knowledge Management - 18.75%
1,931,654	American Software, Inc. - Class A(b)	19,084,742
2,603,126	Blackbaud, Inc.(b)	93,035,723
3,052,291	Manhattan Associates, Inc.(a)	105,090,379
2,958,404	NetScout Systems, Inc.(a)(b)	131,175,633
1,897,775	Quality Systems, Inc.	30,459,289
1,180,039	Tyler Technologies, Inc.(a)	107,631,357
2,184,924	Vocera Communications, Inc.(a)(b)	28,840,997

		515,318,120

	Medical/Health Care - 22.76%
1,833,580	Abaxis, Inc.(b)	81,245,930
762,699	Bruker Corp.(a)	18,510,705
3,035,101	Cantel Medical Corp.(b)	111,145,399
456,133	Cyberonics, Inc.(a)	28,490,067
1,811,488	Incyte Corp., Ltd.(a)	102,240,383
2,173,614	Medidata Solutions, Inc.(a)	93,052,415
2,263,554	Meridian Bioscience, Inc.(b)	46,719,754
2,076,143	Quidel Corp.(a)(b)	45,903,522

Shares		Value (Note 1)

COMMON STOCKS - 97.43% (continued)
	Medical/Health Care - 22.76% (continued)
1,058,601	Techne Corp.	$97,994,694

		625,302,869

	Miscellaneous - 3.41%
2,315,670	Neogen Corp.(a)(b)	93,715,165

Total Common Stocks (Cost $1,458,604,951)		2,677,269,310

SHORT TERM INVESTMENTS - 2.84%
58,954,722	Dreyfus Cash Management Institutional Shares, 0.03%(c)	58,954,722
19,045,582	Fidelity Institutional Money Market Portfolio, 0.05%(c)	19,045,582

Total Short Term Investments (Cost $78,000,304)		78,000,304

Total Value of Investments (Cost $1,536,605,255) - 100.27%		2,755,269,614
Liabilities in Excess of Other Assets - (0.27)%		(7,304,405)

Net Assets - 100.00%		$2,747,965,209

(a) Non-income producing investment.
(b) Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c) Represents 7 day effective yield at June 30, 2014.

Common Abbreviations:
Ltd. - Limited.

See Notes to Schedule of Investments.

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.18%
	Bermuda - 4.16%
3,188	Invesco, Ltd.	$120,347
7,371	Nabors Industries, Ltd.	216,486

		336,833

	Canada - 4.31%
6,159	Canadian Natural Resources, Ltd.	283,000
4,564	Dominion Diamond Corp.(a)	65,955

		348,955

	Denmark - 2.39%
4,207	Novo Nordisk A/S, Class B	193,628

	Finland - 0.93%
1,809	Kone OYJ, Class B	75,501

	France - 5.96%
7,616	Flamel Technologies SA(a)(b)	114,240
1,926	Sanofi	204,600
1,195	Societe BIC SA	163,500

		482,340

	Germany - 4.94%
1,330	Bayerische Motoren Werke AG	168,677
3,188	Carl Zeiss Meditec AG	97,783
1,729	SAP AG	133,528

		399,988

	Hong Kong - 3.76%
170,000	Chaoda Modern Agriculture Holdings, Ltd.(a)	24,128
40,005	Esprit Holdings, Ltd.	56,778
194,000	Kingdee International Software Group Co., Ltd.(a)	63,579
53,000	Kingsoft Corp., Ltd.	159,676

		304,161

	Ireland - 8.86%
3,262	DCC PLC	200,023
5,073	ICON PLC(a)	238,989
1,328	Paddy Power PLC	87,285
126,094	Total Produce PLC	191,653

		717,950

	Israel - 1.50%
2,312	Teva Pharmaceutical Industries, Ltd.(b)	121,195

	Italy - 3.15%
9,904	Azimut Holding SpA	255,228

	Japan - 9.70%
6,400	Japan Tobacco, Inc.	233,307
8,700	Mitsubishi Estate Co., Ltd.	214,784
6,700	Rakuten, Inc.	86,573

Shares		Value (Note 1)

COMMON STOCKS - 95.18% (continued)
	Japan - 9.70% (continued)
24,000	Sapporo Holdings, Ltd.	$96,659
8,990	Yamaha Motor Co., Ltd.	154,677

		786,000

	Mexico - 1.86%
1,607	Fomento Economico Mexicano SAB de CV(b)	150,496

	Netherlands - 3.25%
3,397	QIAGEN NV(a)	83,057
6,085	Wolters Kluwer NV	180,142

		263,199

	Singapore - 3.28%
85,000	Goodpack, Ltd.	161,561
80,424	UOB-Kay Hian Holdings, Ltd.	104,488

		266,049

	South Africa - 3.12%
4,273	Sasol, Ltd.(b)	252,620

	Spain - 2.07%
3,064	Grifols SA	167,465

	Sweden - 1.48%
1,309	Millicom International Cellular SA(c)	119,899

	Switzerland - 16.67%
73	Givaudan SA	121,749
46	Lindt & Spruengli AG, Non-Voting	234,150
2,183	Nestle SA	169,116
10,066	Nobel Biocare Holding AG	149,832
878	Roche Holding AG	261,875
334	The Swatch Group AG	201,688
2,228	Transocean, Ltd.	100,327
2,440	Tyco International, Ltd.	111,264

		1,350,001

	United Kingdom - 13.79%
27,593	BAE Systems PLC	204,426
4,683	Carnival Corp.	176,315
5,586	Diageo PLC	178,386
42,829	Man Group PLC	77,109
189,950	Management Consulting Group PLC	80,847
17,891	Reed Elsevier PLC	287,814
9,833	UBM PLC	111,991

		1,116,888

Total Common Stocks (Cost $4,644,024)		7,708,396

SHORT TERM INVESTMENTS - 4.45%
295	Bank of New York Cash Reserve, 0.05%(d)	295
360,022	Dreyfus Cash Management Institutional Shares, 0.03%(d)	360,022

Total Short Term Investments (Cost $360,317)		360,317

Total Value of Investments (Cost $5,004,341) - 99.63%		$8,068,713
Other Assets in Excess of Liabilities - 0.37%		29,723

Net Assets - 100.00%		$8,098,436

(a) Non-income producing investment.
(b) American Depositary Receipt.
(c) Swedish Depositary Receipt.
(d) Represents 7 day effective yield at June 30, 2014.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
A/S - Aktieselskabis is a Danish term for a public limited liability corporation. (Denmark)
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Spain, Sweden, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SpA - Societa` Per Azioni is an Italian shared company. (Italy)

See Notes to Schedule of Investments.

Brown Capital Management Mid-Cap Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.02%
	Consumer Discretionary - 22.18%
33,892	BorgWarner, Inc.	$2,209,419
59,030	Dick’s Sporting Goods, Inc.	2,748,437
29,208	Guess?, Inc.	788,616
32,781	Lululemon Athletica, Inc.(a)	1,326,975
35,143	Michael Kors Holdings, Ltd.(a)	3,115,427
1,416	NVR, Inc.(a)	1,629,250
94,855	PulteGroup, Inc.	1,912,277
48,896	Toll Brothers, Inc.(a)	1,804,262
19,156	Tractor Supply Co.	1,157,022
21,102	Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,928,934

		18,620,619

	Consumer Staples - 2.08%
42,870	Elizabeth Arden, Inc.(a)	918,275
11,686	Monster Beverage Corp.(a)	830,057

		1,748,332

	Energy - 9.18%
37,865	Atwood Oceanics, Inc.(a)	1,987,155
38,285	Cameron International Corp.(a)	2,592,277
20,282	CARBO Ceramics, Inc.	3,125,862

		7,705,294

	Financials - 6.87%
61,221	Stifel Financial Corp.(a)	2,898,815
33,959	T. Rowe Price Group, Inc.	2,866,479

		5,765,294

	Health Care - 26.54%
57,936	Allscripts Healthcare Solutions, Inc.(a)	929,873
28,010	Covance, Inc.(a)	2,397,096
20,708	Jazz Pharmaceuticals PLC(a)	3,044,283
70,722	MedAssets, Inc.(a)	1,615,291
70,770	Meridian Bioscience, Inc.	1,460,693
64,849	Myriad Genetics, Inc.(a)	2,523,923
29,717	PAREXEL International Corp.(a)	1,570,246
20,684	Salix Pharmaceuticals, Ltd.(a)	2,551,371
20,788	Shire PLC(b)	4,895,366
12,414	Waters Corp.(a)	1,296,518

		22,284,660

	Industrials - 13.20%
11,885	FEI Co.	1,078,326
20,286	JB Hunt Transport Services, Inc.	1,496,701
75,181	MasTec, Inc.(a)	2,317,078
20,530	MSC Industrial Direct Co. - Class A	1,963,489
96,856	Quanta Services, Inc.(a)	3,349,281
7,406	Stericycle, Inc.(a)	877,019

		11,081,894

Shares		Value (Note 1)

COMMON STOCKS - 98.02% (continued)
	Information Technology - 16.82%
41,136	Akamai Technologies, Inc.(a)	$2,511,764
24,388	ANSYS, Inc.(a)	1,849,098
39,073	Blackbaud, Inc.	1,396,469
59,160	Diodes, Inc.(a)	1,713,273
10,799	FactSet Research Systems, Inc.	1,298,904
63,092	NetApp, Inc.	2,304,120
82,482	Trimble Navigation, Ltd.(a)	3,047,710

		14,121,338

	Materials - 1.15%
37,448	General Cable Corp.	960,916

Total Common Stocks (Cost $57,305,047)		82,288,347

SHORT TERM INVESTMENTS - 2.05%
1,723,997	Dreyfus Cash Management Institutional Shares, 0.03%(c)	1,723,997

Total Short Term Investments (Cost $1,723,997)		1,723,997

Total Value of Investments (Cost $59,029,044) - 100.07%		84,012,344
Liabilities in Excess of Other Assets - (0.07)%		(57,425)

Net Assets - 100.00%		$83,954,919

(a) Non-income producing investment.
(b) American Depositary Receipt.
(c) Represents 7 day effective yield at June 30, 2014.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company. (Ireland & United Kingdom)

See Notes to Schedule of Investments.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), the Brown Capital Management International Equity Fund (“International Equity Fund”), and the Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of the Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act. Prior to December 1, 2011, the Funds were series portfolios of The Nottingham Investment Trust II (the “Predecessor Trust”), a Massachusetts business trust.

The Small Company Fund commenced operations as a series of the Predecessor Trust on July 23, 1992. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The International Equity Fund commenced operations as a series of the Predecessor Trust on May 28, 1999. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares.

The Mid-Cap Fund commenced operations as a series of the Predecessor Trust on September 30, 2002. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into a class of shares that was previously designated as “Institutional Shares” and subsequently redesignated as of December 1, 2011, as the “Investor Shares”.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the three months ended June 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2014:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,677,269,310	$—	$—	$2,677,269,310
Short Term Investments	78,000,304	—	—	78,000,304

Total	$2,755,269,614	$—	$—	$2,755,269,614

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks
Hong Kong	$280,033	$—	$24,128	$304,161
All Other Countries	7,404,235	—	—	7,404,235
Short Term Investments	360,317	—	—	360,317

Total	$8,044,585	$—	$24,128	$8,068,713

Mid-Cap Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$82,288,347	$—	$—	$82,288,347
Short Term Investments	1,723,997	—	—	1,723,997

Total	$84,012,344	$—	$—	$84,012,344

*See Schedule of Investments for industry/country classifications

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2014.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

International Equity Fund:

					Net change in
					unrealized
					appreciation included
					in the Statements of
	Balance			Balance	Operations
Investments in	as of		Change in	as of	attributable to Level 3
Securities	March	Realized	Unrealized	June 30,	investments held at
at value	31, 2014	Gain	Appreciation	2014	June 30, 2014

Common Stocks	$24,109	$-	$19	$24,128	$19

Total	$24,109	$-	$19	$24,128	$19

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended June 30, 2014, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

	Share			Share
	Balances			Balances	Market Value		Realized
	at April 1,			at June 30,	at June 30,		Gains
Security Name	2014	Purchases	Sales	2014	2014	Dividends	(Losses)

Abaxis, Inc.	1,833,580	-	-	1,833,580	$81,245,930	$183,358	$-
Accelrys, Inc.	3,084,414	-	(3,084,414)	-	-	-	16,561,036
American Software, Inc. - Class A	1,931,654	-	-	1,931,654	19,084,742	193,165	-
Balchem Corp.	1,606,959	-	-	1,606,959	86,068,724	-	-
Blackbaud, Inc.	2,603,126	-	-	2,603,126	93,035,723	312,375	-
Cantel Medical Corp.	3,035,101	-	-	3,035,101	111,145,399	-	-
Diodes, Inc.	2,645,595	-	-	2,645,595	76,616,431	-	-
Dynamic Materials Corp.	966,278	-	-	966,278	21,383,732	38,651	-
Geospace Technologies Corp.	999,964	-	-	999,964	55,078,017	-	-
Hittite Microwave Corp	1,583,705			1,583,705	123,449,805	237,556	-
Measurement Specialties, Inc.	1,100,177	-	-	1,100,177	94,692,234	-	-
Meridian Bioscience, Inc.	2,263,554	-	-	2,263,554	46,719,754	452,711	-
Neogen Corp.	2,315,670	-	-	2,315,670	93,715,165	-	-
Netscout System	3,399,114	-	(440,710)	2,958,404	131,175,633		6,196,594
NIC, Inc.	4,542,371	64,200	-	4,606,571	73,014,150	-	-
PROS Holdings, Inc.	2,101,504	-	-	2,101,504	55,563,766	-	-
Quidel Corp.	2,076,143	-	-	2,076,143	45,903,522	-	-
Sun Hydraulics Corp.	2,292,696	-	-	2,292,696	93,083,458	202,743	-
Vocera Communications, Inc.	2,184,924	-	-	2,184,924	28,840,997	-	-

TOTAL	42,566,529	64,200	(3,525,124)	39,105,605	$1,329,817,182	$1,620,559	$22,757,630

2. FEDERAL INCOME TAX

At June 30, 2014, the tax-basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund

Unrealized Appreciation	$1,290,816,965	$3,019,850	$27,262,242
Unrealized (Depreciation)	(72,152,606)	(140,500)	(2,384,429)

Net Unrealized Appreciation	1,218,664,359	2,879,350	24,877,813

Cost of investments for
income tax purposes	1,536,605,255	5,189,363	59,134,531

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee Trustee, President and Principal Executive Officer

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee Trustee, President and Principal Executive Officer, Brown Capital Management Mutual Funds

Date: August 27, 2014

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer Treasurer and Principal Financial Officer, Brown Capital Management Mutual Funds

Date: August 27, 2014